Derivative financial instruments - Carrying value of derivative instruments (Details) - AUD ($) $ in Millions	Sep. 30, 2022	Sep. 30, 2021
Derivative Assets, Trading
Gross derivative assets, trading	$ 100,510	$ 43,376
Impact of netting arrangements on derivative assets, trading	(59,813)	(25,010)
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(98,463)	(42,766)
Impact of netting arrangements on derivative liabilities, trading	59,806	25,240
Derivative Assets, Hedging
Gross derivative assets, hedging	6,685	4,317
Impact of netting arrangements on derivative assets, hedging	(6,099)	(3,330)
Derivative Liabilities, Hedging
Gross derivative liabilities, hedging	(10,844)	(5,663)
Impact of netting arrangements on derivative liabilities, hedging	9,933	5,130
Total derivatives carrying value, Assets
Gross derivative assets	107,195	47,693
Impact of netting arrangements on derivative assets	(65,912)	(28,340)
Total of net derivative assets	41,283	19,353
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(109,307)	(48,429)
Impact of netting arrangements on derivative liabilities	69,739	30,370
Total of net derivative liabilities	(39,568)	(18,059)
Derivatives
Derivative Assets, Trading
Total of net derivative assets, trading	40,697	18,366
Derivative Liabilities, Trading
Total of net derivative liabilities, trading	(38,657)	(17,526)
Derivative Assets, Hedging
Total of net derivative assets, hedging	586	987
Derivative Liabilities, Hedging
Total of net derivative liabilities, hedging	(911)	(533)
Total derivatives carrying value, Assets
Total of net derivative assets	41,283	19,353
Total derivatives carrying value, Liabilities
Total of net derivative liabilities	(39,568)	(18,059)
Interest rate contracts
Derivative Assets, Trading
Gross derivative assets, trading	63,163	30,607
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(65,610)	(29,752)
Derivative Assets, Hedging
Gross derivative assets, hedging	6,171	3,530
Derivative Liabilities, Hedging
Gross derivative liabilities, hedging	(10,002)	(5,437)
Total derivatives carrying value, Assets
Gross derivative assets	69,334	34,137
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(75,612)	(35,189)
Interest rate contracts | Forward rate agreements
Derivative Assets, Trading
Gross derivative assets, trading		1
Derivative Liabilities, Trading
Gross derivative liabilities, trading		(1)
Total derivatives carrying value, Assets
Gross derivative assets		1
Total derivatives carrying value, Liabilities
Gross derivative liabilities		(1)
Interest rate contracts | Swap agreements
Derivative Assets, Trading
Gross derivative assets, trading	62,828	30,491
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(65,231)	(29,630)
Derivative Assets, Hedging
Gross derivative assets, hedging	6,171	3,530
Derivative Liabilities, Hedging
Gross derivative liabilities, hedging	(10,002)	(5,437)
Total derivatives carrying value, Assets
Gross derivative assets	68,999	34,021
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(75,233)	(35,067)
Interest rate contracts | Options
Derivative Assets, Trading
Gross derivative assets, trading	335	115
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(379)	(121)
Total derivatives carrying value, Assets
Gross derivative assets	335	115
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(379)	(121)
FX contracts
Derivative Assets, Trading
Gross derivative assets, trading	37,195	12,527
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(32,419)	(12,639)
Derivative Assets, Hedging
Gross derivative assets, hedging	514	787
Derivative Liabilities, Hedging
Gross derivative liabilities, hedging	(842)	(226)
Total derivatives carrying value, Assets
Gross derivative assets	37,709	13,314
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(33,261)	(12,865)
FX contracts | Spot and forward contracts
Derivative Assets, Trading
Gross derivative assets, trading	18,609	5,896
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(17,633)	(5,554)
Derivative Assets, Hedging
Gross derivative assets, hedging	28	38
Derivative Liabilities, Hedging
Gross derivative liabilities, hedging	(55)	(51)
Total derivatives carrying value, Assets
Gross derivative assets	18,637	5,934
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(17,688)	(5,605)
FX contracts | Cross currency swap agreements
Derivative Assets, Trading
Gross derivative assets, trading	18,194	6,433
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(14,412)	(6,912)
Derivative Assets, Hedging
Gross derivative assets, hedging	486	749
Derivative Liabilities, Hedging
Gross derivative liabilities, hedging	(787)	(175)
Total derivatives carrying value, Assets
Gross derivative assets	18,680	7,182
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(15,199)	(7,087)
FX contracts | Options
Derivative Assets, Trading
Gross derivative assets, trading	392	198
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(374)	(173)
Total derivatives carrying value, Assets
Gross derivative assets	392	198
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(374)	(173)
Credit default swaps
Derivative Assets, Trading
Gross derivative assets, trading	35	13
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(32)	(15)
Total derivatives carrying value, Assets
Gross derivative assets	35	13
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(32)	(15)
Credit default swaps | Credit protection bought
Derivative Assets, Trading
Gross derivative assets, trading	32
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(3)	(15)
Total derivatives carrying value, Assets
Gross derivative assets	32
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(3)	(15)
Credit default swaps | Credit protection sold
Derivative Assets, Trading
Gross derivative assets, trading	3	13
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(29)
Total derivatives carrying value, Assets
Gross derivative assets	3	13
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(29)
Commodity contracts
Derivative Assets, Trading
Gross derivative assets, trading	116	227
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(402)	(360)
Total derivatives carrying value, Assets
Gross derivative assets	116	227
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(402)	(360)
Equities
Derivative Assets, Trading
Gross derivative assets, trading	1	2
Total derivatives carrying value, Assets
Gross derivative assets	1	2
Parent Entity
Derivative Assets, Trading
Gross derivative assets, trading	101,853	43,715
Impact of netting arrangements on derivative assets, trading	(60,925)	(25,299)
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(99,282)	(42,962)
Impact of netting arrangements on derivative liabilities, trading	60,121	25,365
Derivative Assets, Hedging
Gross derivative assets, hedging	5,186	3,752
Impact of netting arrangements on derivative assets, hedging	(4,987)	(3,041)
Derivative Liabilities, Hedging
Gross derivative liabilities, hedging	(9,915)	(5,297)
Impact of netting arrangements on derivative liabilities, hedging	9,618	5,005
Total derivatives carrying value, Assets
Gross derivative assets	107,039	47,467
Impact of netting arrangements on derivative assets	(65,912)	(28,340)
Total of net derivative assets	41,127	19,127
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(109,197)	(48,259)
Impact of netting arrangements on derivative liabilities	69,739	30,370
Total of net derivative liabilities	(39,458)	(17,889)
Parent Entity | Derivatives
Derivative Assets, Trading
Total of net derivative assets, trading	40,928	18,416
Derivative Liabilities, Trading
Total of net derivative liabilities, trading	(39,161)	(17,597)
Derivative Assets, Hedging
Total of net derivative assets, hedging	199	711
Derivative Liabilities, Hedging
Total of net derivative liabilities, hedging	(297)	(292)
Total derivatives carrying value, Assets
Total of net derivative assets	41,127	19,127
Total derivatives carrying value, Liabilities
Total of net derivative liabilities	(39,458)	(17,889)
Parent Entity | Interest rate contracts
Derivative Assets, Trading
Gross derivative assets, trading	64,274	30,895
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(65,920)	(29,886)
Derivative Assets, Hedging
Gross derivative assets, hedging	5,025	3,228
Derivative Liabilities, Hedging
Gross derivative liabilities, hedging	(9,683)	(5,261)
Total derivatives carrying value, Assets
Gross derivative assets	69,299	34,123
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(75,603)	(35,147)
Parent Entity | Interest rate contracts | Forward rate agreements
Derivative Assets, Trading
Gross derivative assets, trading		1
Derivative Liabilities, Trading
Gross derivative liabilities, trading		(1)
Total derivatives carrying value, Assets
Gross derivative assets		1
Total derivatives carrying value, Liabilities
Gross derivative liabilities		(1)
Parent Entity | Interest rate contracts | Swap agreements
Derivative Assets, Trading
Gross derivative assets, trading	63,939	30,779
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(65,541)	(29,764)
Derivative Assets, Hedging
Gross derivative assets, hedging	5,025	3,228
Derivative Liabilities, Hedging
Gross derivative liabilities, hedging	(9,683)	(5,261)
Total derivatives carrying value, Assets
Gross derivative assets	68,964	34,007
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(75,224)	(35,025)
Parent Entity | Interest rate contracts | Options
Derivative Assets, Trading
Gross derivative assets, trading	335	115
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(379)	(121)
Total derivatives carrying value, Assets
Gross derivative assets	335	115
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(379)	(121)
Parent Entity | FX contracts
Derivative Assets, Trading
Gross derivative assets, trading	37,427	12,579
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(32,928)	(12,701)
Derivative Assets, Hedging
Gross derivative assets, hedging	161	524
Derivative Liabilities, Hedging
Gross derivative liabilities, hedging	(232)	(36)
Total derivatives carrying value, Assets
Gross derivative assets	37,588	13,103
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(33,160)	(12,737)
Parent Entity | FX contracts | Spot and forward contracts
Derivative Assets, Trading
Gross derivative assets, trading	18,621	5,929
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(17,633)	(5,603)
Derivative Assets, Hedging
Gross derivative assets, hedging	15	5
Derivative Liabilities, Hedging
Gross derivative liabilities, hedging	(55)	(2)
Total derivatives carrying value, Assets
Gross derivative assets	18,636	5,934
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(17,688)	(5,605)
Parent Entity | FX contracts | Cross currency swap agreements
Derivative Assets, Trading
Gross derivative assets, trading	18,414	6,452
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(14,921)	(6,925)
Derivative Assets, Hedging
Gross derivative assets, hedging	146	519
Derivative Liabilities, Hedging
Gross derivative liabilities, hedging	(177)	(34)
Total derivatives carrying value, Assets
Gross derivative assets	18,560	6,971
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(15,098)	(6,959)
Parent Entity | FX contracts | Options
Derivative Assets, Trading
Gross derivative assets, trading	392	198
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(374)	(173)
Total derivatives carrying value, Assets
Gross derivative assets	392	198
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(374)	(173)
Parent Entity | Credit default swaps
Derivative Assets, Trading
Gross derivative assets, trading	35	13
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(32)	(15)
Total derivatives carrying value, Assets
Gross derivative assets	35	13
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(32)	(15)
Parent Entity | Credit default swaps | Credit protection bought
Derivative Assets, Trading
Gross derivative assets, trading	32
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(3)	(15)
Total derivatives carrying value, Assets
Gross derivative assets	32
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(3)	(15)
Parent Entity | Credit default swaps | Credit protection sold
Derivative Assets, Trading
Gross derivative assets, trading	3	13
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(29)
Total derivatives carrying value, Assets
Gross derivative assets	3	13
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(29)
Parent Entity | Commodity contracts
Derivative Assets, Trading
Gross derivative assets, trading	116	227
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(402)	(360)
Total derivatives carrying value, Assets
Gross derivative assets	116	227
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(402)	(360)
Parent Entity | Equities
Derivative Assets, Trading
Gross derivative assets, trading	1	1
Total derivatives carrying value, Assets
Gross derivative assets	$ 1	$ 1